Supplementary Data	12 Months Ended
Dec. 31, 2012
Supplementary Data [Abstract]
Supplementary Data
Note 15.	Supplementary Data

The following tables present our unaudited quarterly results of operations for 2012 and 2011:

	Quarters Ended (unaudited)
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012	YTD 2012

2012
Revenues	$11,799	$15,944	$17,031	$13,431	$58,205
Expenses	12,194	13,756	14,792	13,370	54,112

Earnings (loss) before net losses on disposition of assets, other income, interest noncontrolling interest and income tax expense (benefit)	(395)	2,188	2,239	61	4,093

Net (losses) gains on dispositions of assets	(3)	(2)	13	(5)	3
Other income (expense)	(1,212)	872	(1,138)	1,334	(144)
Interest	(1,461)	(1,426)	(1,378)	(1,564)	(5,829)
Impairment (losses) recovery	266	(2,735)	—	(364)	(2,833)

Loss from continuing operations before income taxes	(2,805)	(1,103)	(264)	(538)	(4,710)

Income tax expense (benefit)	(314)	381	282	6,088	6,437

Loss from continuing operations	(2,491)	(1,484)	(546)	(6,626)	(11,147)

Discontinued operations	(1,480)	3,924	(1,720)	203	927

Net earnings (loss)	(3,971)	2,440	(2,266)	(6,423)	(10,220)

Noncontrolling interest	6	(8)	1	11	10

Net income (loss) attributable to controlling interests	(3,965)	2,432	(2,265)	(6,412)	(10,210)

Preferred stock dividend	(657)	(837)	(837)	(838)	(3,169)

Net earnings (loss) available to common shareholders	$(4,622)	$1,595	$(3,102)	$(7,250)	(13,379)

NET EARNINGS (LOSS) PER COMMON SHARE-BASIC AND DILUTED
EPS from continuing operations	$(1.09)	$(0.81)	$(0.48)	$(2.58)	$(4.96)

EPS from discontinued operations	$(0.51)	$1.36	$(0.60)	$0.07	$0.32

EPS Basic and Diluted	$(1.60)	$0.55	$(1.08)	$(2.51)	$(4.64)

	Quarters Ended (unaudited)
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	YTD 2011

2011
Revenues	$11,266	$14,991	$16,110	$12,760	$55,127
Expenses	12,707	13,439	13,970	12,457	52,573

Earnings (loss) before net losses on disposition of assets, other income, interest noncontrolling interest and income tax expense (benefit)	(1,441)	1,552	2,140	303	2,554

Net gains (losses) on dispositions of assets	(2)	(6)	1,141	—	1,133
Other income	85	20	2	—	107
Interest	(1,648)	(1,456)	(1,338)	(1,488)	(5,930)
Impairment losses	—	(2,801)	—	(1,722)	(4,523)
	—	—	—	—	—
Earnings (loss) from continuing operations before income taxes	(3,006)	(2,691)	1,945	(2,907)	(6,659)

Income tax expense (benefit)	(453)	162	261	(130)	(160)

Earnings (loss) from continuing operations	(2,553)	(2,853)	1,684	(2,777)	(6,499)

Discontinued operations	(1,158)	(1,259)	(3,088)	(5,473)	(10,978)

Net loss	(3,711)	(4,112)	(1,404)	(8,250)	(17,477)

Noncontrolling interest	11	3	(8)	26	32

Net loss attributable to controlling interests	(3,700)	(4,109)	(1,412)	(8,224)	(17,445)

Preferred stock dividend	(368)	(369)	(369)	(368)	(1,474)

Net loss available to common shareholders	$(4,068)	$(4,478)	$(1,781)	$(8,592)	(18,919)

NET EARNINGS (LOSS) PER COMMON SHARE-BASIC AND DILUTED
EPS from continuing operations	$(1.02)	$(1.12)	$0.45	$(1.08)	$(2.77)

EPS from discontinued operations	$(0.40)	$(0.44)	$(1.07)	$(1.91)	$(3.82)

EPS Basic and Diluted	$(1.42)	$(1.56)	$(0.62)	$(2.99)	$(6.59)